DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2019
DEBT AND CREDIT FACILITIES
Debt and credit facilities are comprised of:

Short-Term Debt

($ millions)	December 31 2019	December 31 2018

Commercial paper(1)	2 155	3 231

(1)

The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2019 was 2.05% (December 31, 2018 – 2.88%).

Long-Term Debt

($ millions)	December 31 2019	December 31 2018

Fixed-term debt(2)(3)

7.75% Notes, due 2019 (US$140)(4)	—	191

3.10% Series 5 Medium Term Notes, due 2021	749	749

9.25% Debentures, due 2021 (US$300)	403	431

9.40% Notes, due 2021 (US$220)(4)(5)	292	315

4.50% Notes, due 2022 (US$182)(4)	225	234

3.60% Notes, due 2024 (US$750)	968	1 020

3.00% Series 5 Medium Term Notes, due 2026	698	698

7.875% Debentures, due 2026 (US$275)	372	393

8.20% Notes, due 2027 (US$59)(4)	82	87

7.00% Debentures, due 2028 (US$250)	329	346

3.10% Series 6 Medium Term Notes, due 2029	750	—

7.15% Notes, due 2032 (US$500)	647	681

5.35% Notes, due 2033 (US$300)	361	379

5.95% Notes, due 2034 (US$500)	646	680

5.95% Notes, due 2035 (US$600)	747	786

5.39% Series 4 Medium Term Notes, due 2037	599	599

6.50% Notes, due 2038 (US$1 150)	1 487	1 565

6.80% Notes, due 2038 (US$900)	1 186	1 249

6.85% Notes, due 2039 (US$750)	969	1 021

6.00% Notes, due 2042 (US$152)(4)	150	158

4.34% Series 5 Medium Term Notes, due 2046	300	300

4.00% Notes, due 2047 (US$750)	967	1 018

Total unsecured long-term debt	12 927	12 900

Finance leases(6)(7)	—	1 260

Lease liabilities(8) (note 5)	2 931	—

Deferred financing costs	(43)	(41)

	15 815	14 119

Current portion of long-term debt and lease liabilities

Finance leases(6)	—	(38)

Lease liabilities (note 5)	(310)	—

Long-term debt	—	(191)

	(310)	(229)

Total long-term lease liabilities	2 621	—

Total long-term debt	12 884	13 890

(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)

Subsequent to the acquisition of COS, Moody's Investors Service downgraded COS long-term senior debt rating from Baa3 (negative outlook) to Ba3 (stable outlook). This triggered a change in the coupon rate of the note from 7.9% to 9.4%.

(6)	The company adopted IFRS 16 on January 1, 2019 using the modified retrospective transition approach and, therefore, prior periods have not been restated. Refer to note 5 for further information.
(7)	Interest rates range from 2.9% to 16.5% and maturity dates range from 2027 to 2062.
(8)	Interest rates range from 2.0% to 14.2% and maturity dates range from 2020 to 2062.

Scheduled principal repayments for leases liabilities, short term debt and long term debt
($ millions)	Repayment

2020	2 457

2021	1 699

2022	451

2023	175

2024	1 139

Thereafter	12 132

18 053

Summary of available and unutilized credit facilities

($ millions)	2019

Fully revolving and expires in 2023	3 500

Fully revolving and expires in 2022	3 241

Fully revolving and expires in 2021	1 455

Can be terminated at any time at the option of the lenders	132

Total credit facilities	8 328

Credit facilities supporting outstanding commercial paper	(2 155)

Credit facilities supporting standby letters of credit(1)	(1 284)

Total unutilized credit facilities(2)	4 889

(1)	To reduce costs, the company supported certain credit facilities with $206 million cash collateral as at December 31, 2019 (December 31, 2018 – $108 million).
(2)	Available credit facilities for liquidity purposes at December 31, 2019 increased to $4.701 billion, compared to $3.608 billion at December 31, 2018.